Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	MOLSON COORS BREWING CO
Entity Central Index Key	0000024545
Document Type	8-K
Document Period End Date		Dec. 31, 2015
Amendment Flag	false